Warrant Liabilities (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 21, 2020 CAD ($) USD_CAD shares	Jan. 21, 2020 USD ($) USD_CAD $ / shares shares	Jul. 31, 2020 CAD ($) USD_CAD shares	Jul. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) USD_CAD shares	Dec. 31, 2019 USD ($) USD_CAD $ / shares shares	Jul. 31, 2019 CAD ($) USD_CAD $ / shares shares	Jul. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) USD_CAD shares	Jul. 31, 2019 USD ($) USD_CAD shares	Jul. 31, 2018 CAD ($) shares
Warrant Liabilities [Line Items]
Number of warrants exercised | shares			4,413,874	4,413,874			15,535,729	15,535,729
Number of outstanding warrants | shares			133,517,607				29,585,408		133,517,607	29,585,408	26,425,504
Number of warrants issued | shares			123,905,556	123,905,556			11,500,000	11,500,000
Value of warrants exercised			$ 106				$ 6,367
Value of warrants issued			9,596
Value of warrant outstanding			3,450				$ 493				$ 3,130
Stock price per share | $ / shares								$ 4.24
Expected life of warrants issued							12 months	12 months
Expected dividends, warrants issued
Expected volatility, warrants issued							74.00%	74.00%
Expected risk-free interest rate, warrants issued							1.61%	1.61%
Closing foreign exchange rate | USD_CAD							1.3148			1.3148
(Gain) Loss in revaluation of financial instruments			(6,533)				$ 3,730
Warrant liabilities			3,450				493			$ 375
USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Proceeds from direct offering		$ 20,000
Number of warrants issued | shares	5,988,024	5,988,024
Exercise price of warrants issued | $ / shares		$ 2.45
Term of warrant	5 years	5 years
Value of warrants exercised			0				0
Value of warrants issued			3,967
Value of warrant outstanding			$ 1,533				0		$ 1,144		0
Stock price per share | $ / shares		$ 1.45		$ 0.68
Expected life of warrants issued	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Expected dividends, warrants issued
Expected volatility, warrants issued	80.00%	80.00%	97.00%	97.00%
Expected risk-free interest rate, warrants issued	1.57%	1.57%	0.22%	0.22%
Closing foreign exchange rate | USD_CAD	1.3116	1.3116	1.3404						1.3404
(Gain) Loss in revaluation of financial instruments			$ (2,434)				0
Finance costs	$ 223
USD$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Proceeds from direct offering						$ 25,000
Number of warrants issued | shares					7,485,032	7,485,032
Exercise price of warrants issued | $ / shares						$ 2.45
Term of warrant					5 years	5 years
Value of warrants exercised			0				0
Value of warrants issued			5,629		$ 5,629
Value of warrant outstanding			$ 1,917				0		$ 1,430		0
Stock price per share | $ / shares				$ 0.68		$ 1.59
Expected life of warrants issued			2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Expected dividends, warrants issued
Expected volatility, warrants issued			97.00%	97.00%	79.00%	79.00%
Expected risk-free interest rate, warrants issued			0.22%	0.22%	1.71%	1.71%
Closing foreign exchange rate | USD_CAD			1.3404		1.2988	1.2988			1.3404
(Gain) Loss in revaluation of financial instruments			$ (3,712)				$ 0
Finance costs					$ 350
2017 Unsecured Convertible Debentures Warrants
Warrant Liabilities [Line Items]
Number of warrants exercised | shares			71,424	71,424			863,693	863,693
Proceeds from warrants exercised			$ 72	$ 54			$ 863	$ 656
Exercise price of warrants exercised | $ / shares				$ 0.76				$ 0.76
Value of warrants exercised			106				6,367	$ 4,819
Value of warrants issued			0
Value of warrant outstanding			0				$ 493				$ 3,130
Expected life of warrants issued							12 months	12 months
Expected dividends, warrants issued
Expected volatility, warrants issued							75.00%	75.00%
(Gain) Loss in revaluation of financial instruments			$ (387)				$ 3,730
2017 Unsecured Convertible Debentures Warrants | Minimum
Warrant Liabilities [Line Items]
Stock price per share | $ / shares							$ 5.90
Expected risk-free interest rate, warrants issued							1.55%	1.55%
2017 Unsecured Convertible Debentures Warrants | Maximum
Warrant Liabilities [Line Items]
Stock price per share | $ / shares							$ 10.36
Expected risk-free interest rate, warrants issued							2.35%	2.35%